Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN REAL ESTATE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016
Franklin Real Estate Securities Fund-13 | FRANKLIN REAL ESTATE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	frest_SupplementTextBlock

I. Effective on April 10, 2017, additional sales charge reduction and waiver categories will be added in an Appendix to the prospectus for purchases through specific intermediaries. Therefore, the following sentence is added to the end of the first full paragraph after the heading “Fees and Expenses of the Fund” section of each Fund’s summary prospectus:

In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

III. For the Franklin Real Estate Securities Fund, references in the prospectus to the Fund being “non-diversified” are hereby deleted.